Significant Accounting Policies (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Accounting Policies [Abstract]
Warrants exercisable	3,074,715	3,282,091	3,074,715	415,854